Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of The ESAB Group, Inc. 401(k) Retirement Savings Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan's provisions.

General

The ESAB Group, Inc. (the “Plan Sponsor” or “Plan Administrator”) is a subsidiary of ESAB Corporation (“ESAB” or the “Company”). ESAB is a focused premier industrial compounder. The Plan was established on January 1, 2022 for eligible employees of the Company and its subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and is administered through affiliates of the trustee, Fidelity Management Trust Company (the “Plan Recordkeeper”). Significant provisions related to contributions, benefit payments and investments are provided below.

Contributions

Each year, eligible participants may contribute up to 75% of pretax annual compensation, as defined in the Plan. Participants are automatically enrolled with a 4% deferral contribution upon attainment of the eligibility requirements unless the participant chooses a different election with the Plan Recordkeeper, before this date to do otherwise. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants covered under collective bargaining agreements may receive employer non-elective and/or matching contributions based on the terms of their bargaining agreement. For the year ended December 31, 2025, these employer matching contributions ranged from 0% to 4% of eligible compensation. For participants under the Plan that are not covered by collective bargaining agreements, the Plan provides for a safe harbor employer match of up to 4% of eligible compensation contributed to the Plan. Discretionary employer contribution rates ranged from 2% to 4% of eligible compensation for the year ended December 31, 2025, based upon eligibility requirements as detailed in the Plan document. Participants may also contribute amounts representing eligible rollover distributions from other qualified plans. Contributions are subject to certain limitations.

Participant Accounts

Each participant's account is credited with the participant's contributions, the Company's contributions, and an allocation of the investment earnings and losses. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, accounts balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account. Participants direct the investment of contributions into various investment options offered by the Plan. As of December 31, 2025, the Plan offered 32 mutual funds, 1 common collective trust fund and ESAB Corporation common stock as investment options for participants.

Vesting

Active participants vest immediately in their contributions, safe harbor contributions and employer contributions, plus actual earnings thereon. Different vesting schedules may apply to certain former employees as described in the Plan document due to prior Plan provisions.

Forfeited Accounts

As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $19,605 and $80,137, respectively. These amounts will be used to pay administrative expenses or to reduce future Employer contributions. During the year ended December 31, 2025, $30,723 and $40,845 of forfeited non-vested funds were used to increase Employer contributions and pay fees, respectively.

Payment of Benefits

Benefits are payable upon retirement at age 65, disability, death, or termination of employment. Hardship withdrawals and in-service withdrawals at age 59 1/2 are also permitted, subject to the provisions in the Plan document and applicable law. Benefits are payable in lump sum or installment payments.
Notes Receivable from Participants

Active participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of the lesser of $50,000 or 50% of their vested account balance. For loans to active participants in the Plan, loan terms range from one to five years or up to 15 years for the purchase of a primary residence. Notes receivable from participants are repaid through payroll deductions. The loans are secured by the balance in the participant's account and bear interest at the prime rate plus 1%.

Administrative Expenses

Certain expenses of administering the Plan are paid by the Plan through a service based pricing arrangement with the Trustee, Fidelity Investments. Under this arrangement, revenue paid to the Trustee by mutual funds in which participant accounts are invested is used to pay for Plan services at rates the Company has negotiated with the Trustee. During the year ended December 31, 2025, the Plan received credits from the Trustee in the amount of $29,682, which were used to pay administrative expenses. Revenue credits are presented net in administrative expenses in the Statement of Changes in Net Assets Available for Benefits. Administrative expenses also include member-requested services charged to participant accounts. Investment related expenses are included in net appreciation in fair value of investments in the Statement of Changes in Net Assets Available for Benefits. Other professional fees paid by the Plan are discussed further in Note 6, “Related Party and Party-in-Interest Transactions.” Certain other administrative expenses associated with maintaining the Plan may be paid by the Company and are excluded from the financial statements.

Voting Rights

Each participant is entitled to exercise voting rights for shares of ESAB Corporation common stock credited to their account at all times that ESAB shareholders vote. The participant is notified by the Trustee prior to the time such rights are to be exercised. The Trustee is not permitted to vote any allocated share for which instructions have not been given by a participant. The Trustee shall vote shares for which it has not received direction in the same proportion as directed shares were voted.